Leases, Lease payments (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Future minimum lease payments [Abstract]
Lease payments		$ 540,563	$ 481,128
Financial charges		(130,688)	(125,615)
Present values, net		409,875	355,513
Expense relating to payments not included in the measurement of the lease liability [Abstract]
Short-term leases	[1]	558,178	307,643
Leases of low value assets		7,193	4,820
Expense relating to payments not included in the measurement of the lease liability		565,371	312,463
Committed on short-term leases and total commitment		46,515
Lease commitments that had not yet started		0
Cash outflow for leases		617,621	402,892
Within the 1st Year [Member]
Future minimum lease payments [Abstract]
Lease payments		184,703	95,914
Financial charges		(63,325)	(37,669)
Present values, net		121,378	58,245
1 to 3 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		213,311	178,415
Financial charges		(48,820)	(55,149)
Present values, net		164,491	123,266
3 to 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		102,716	152,179
Financial charges		(13,581)	(23,783)
Present values, net		89,135	128,396
After 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		39,833	54,620
Financial charges		(4,962)	(9,014)
Present values, net		$ 34,871	$ 45,606

[1]	Corresponds to the leasing of parcel and bulk carrier vessels.